Annual Total Returns[BarChart] - NVIT Investor Destinations Moderate Fund - Class II Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.04%)	10.81%	16.63%	5.18%	(0.33%)	7.14%	12.93%	(5.68%)	17.74%	10.34%